Income Taxes - Summary of Components of Recoverable Tax on Assets (Detail) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components Of Recoverable Tax On Assets [Abstract]
Recoverable tax on assets paid	$ 170,765	$ 250,551	$ 327,055
Unrecognized recoverable tax on assets paid	$ (170,765)	(225,209)	(232,796)
Recognized recoverable tax on assets		$ 25,342	$ 94,259